CHANGES IN ACCOUNTING POLICIES & RESTATEMENT (Details) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 CAD ($) $ / shares	Dec. 31, 2020 CAD ($) shares	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2019 CAD ($) shares	Jan. 01, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Assets
Property, plant and equipment (Note 10)	$ 18,549	$ 18,549	$ 18,362	$ 18,362	$ 14,408
Investments in equity accounted investees (Note 12)	4,377	4,377	5,974	5,974	6,383
Right-of-use assets	651	651	691	691	427	$ 427
Advances to related parties and other assets (Note 30)	50	50	150	150	170
Assets	31,416	31,416	32,755	32,755	26,811
Liabilities
Decommissioning provision (Note 18)	348	348	337	337	158
Deferred tax liabilities (Note 14)	2,925	2,925	2,945	2,945	2,814
Liabilities	16,401	16,401	15,887	15,887	12,302
Equity
Retained earnings			(1,785)	(1,785)	(1,953)
Equity attributable to owners of parent	14,955	14,955	16,808	16,808	14,449
Earnings and Comprehensive Income
Revenue (Note 20)	5,953		6,372
Cost of sales (Note 22)	3,883		4,325
Share of profit from equity accounted investees - operations (Note 12)	282		375
Gross profit (loss)	2,008		2,442
Net finance costs (Note 21)	420		289
Profit (loss) before tax	(416)		1,542
Deferred tax recovery (Note 14)	(340)		(175)
Earnings (loss)	(316)		1,507
Comprehensive income	(412)		1,288
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)	$ (476)		$ 1,376
Basic (loss) earnings per common share (in CAD per share) | $ / shares	$ (0.86)		$ 2.69
Diluted (loss) earnings per common share (in CAD per share) | $ / shares	$ (0.86)		$ 2.68
Statement of cash flows [abstract]
Adjustments for undistributed profits of investments accounted for using equity method	$ 282		$ 375
Depreciation and amortization	700		507
Adjustments for finance income (cost)	(420)		(289)
Income tax (recovery) expense (Note 14)	(100)		35
Cash flows from (used in) operating activities	2,252		2,532
Previously stated
Assets
Property, plant and equipment (Note 10)			18,775	18,775	14,712
Investments in equity accounted investees (Note 12)			5,954	5,954	6,368
Right-of-use assets			822	822	427
Advances to related parties and other assets (Note 30)			157	157	177
Assets			33,153	33,153	27,107
Liabilities
Decommissioning provision (Note 18)			864	864	569
Deferred tax liabilities (Note 14)			2,906	2,906	2,782
Liabilities			16,383	16,383	12,681
Equity
Retained earnings			(1,883)	$ (1,883)	(2,036)
Earnings and Comprehensive Income
Cost of sales (Note 22)			5,187
Share of profit from equity accounted investees - operations (Note 12)			370
Gross profit (loss)			2,433
Net finance costs (Note 21)			294
Profit (loss) before tax			1,528
Deferred tax recovery (Note 14)			(174)
Earnings (loss)			1,492
Comprehensive income			1,273
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)			1,361
Basic (loss) earnings per common share (in CAD per share) | shares				$ 2,660,000
Diluted (loss) earnings per common share (in CAD per share) | shares				$ 2,650,000
Statement of cash flows [abstract]
Adjustments for undistributed profits of investments accounted for using equity method			370
Depreciation and amortization			511
Adjustments for finance income (cost)			(294)
Income tax (recovery) expense (Note 14)			36
Cash flows from (used in) operating activities			2,532
Previously stated | Adjustment for Restatement
Earnings and Comprehensive Income
Revenue (Note 20)	6,202		7,230
Cost of sales (Note 22)	4,132		5,183
Gross profit (loss)	$ 2,008		$ 2,442
Basic (loss) earnings per common share (in CAD per share) | $ / shares	$ 0.86		$ 2.69
Diluted (loss) earnings per common share (in CAD per share) | $ / shares	$ 0.86		$ 2.68
Accounting policy change adjustments
Assets
Property, plant and equipment (Note 10)	$ (546)	(546)	$ (372)	$ (372)	(304)
Investments in equity accounted investees (Note 12)	24	24	20	20	15
Right-of-use assets	(51)	(51)	(39)	(39)	0
Advances to related parties and other assets (Note 30)	(7)	(7)	(7)	(7)	(7)
Assets	(580)	(580)	(398)	(398)	(296)
Liabilities
Decommissioning provision (Note 18)	(734)	(734)	(527)	(527)	(411)
Deferred tax liabilities (Note 14)	37	37	31	31	32
Liabilities	(697)	(697)	(496)	(496)	(379)
Equity
Retained earnings	117	117	98	98	83
Equity attributable to owners of parent	117	$ 117	98	$ 98	$ 83
Earnings and Comprehensive Income
Cost of sales (Note 22)	(18)		(4)
Share of profit from equity accounted investees - operations (Note 12)	4		5
Gross profit (loss)	22		9
Net finance costs (Note 21)	(3)		(5)
Profit (loss) before tax	25		14
Deferred tax recovery (Note 14)	6		(1)
Earnings (loss)	19		15
Comprehensive income	19		15
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)	19		15
Basic (loss) earnings per common share (in CAD per share) | shares		$ 40,000.00		$ 30,000.00
Diluted (loss) earnings per common share (in CAD per share) | shares		$ 40,000.00		30,000.00
Statement of cash flows [abstract]
Adjustments for undistributed profits of investments accounted for using equity method	4		5
Depreciation and amortization	(18)		(4)
Adjustments for finance income (cost)	3		5
Income tax (recovery) expense (Note 14)	6		(1)
Cash flows from (used in) operating activities	0		0
Restatement adjustment | Adjustment for Restatement
Earnings and Comprehensive Income
Revenue (Note 20)	(249)		(858)
Cost of sales (Note 22)	(249)		(858)
Gross profit (loss)	$ 0		$ 0
Basic (loss) earnings per common share (in CAD per share) | $ / shares	$ 0		$ 0
Diluted (loss) earnings per common share (in CAD per share) | $ / shares	$ 0		$ 0
Restated
Earnings and Comprehensive Income
Cost of sales (Note 22)			$ 5,183
Share of profit from equity accounted investees - operations (Note 12)			375
Gross profit (loss)			2,442
Net finance costs (Note 21)			289
Profit (loss) before tax			1,542
Deferred tax recovery (Note 14)			(175)
Earnings (loss)			1,507
Comprehensive income			1,288
Earnings (loss) attributable to common shareholders, net of preferred share dividends (Note 23)			1,376
Basic (loss) earnings per common share (in CAD per share) | shares				2,690,000
Diluted (loss) earnings per common share (in CAD per share) | shares				$ 2,680,000
Restated | Adjustment for Restatement
Earnings and Comprehensive Income
Revenue (Note 20)	$ 5,953		6,372
Cost of sales (Note 22)	3,883		4,325
Gross profit (loss)	$ 2,008		$ 2,442
Basic (loss) earnings per common share (in CAD per share) | $ / shares	$ 0.86		$ 2.69
Diluted (loss) earnings per common share (in CAD per share) | $ / shares	$ 0.86		$ 2.68